Consolidated Statements of Shareholders' Equity and Comprehnesive Income (Loss) (USD $)	Total	Series M Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Statutory Reserve	Accumulated Other Comprehensive Income	Retained Earnings (Deficit)	Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2009	$ 10,627,959	$ 48	$ 0	$ 20,229,949	$ 0	$ 1,062,781	$ (10,664,819)	$ 0
Beginning Balance, (shares) at Dec. 31, 2009	0	47,658	0	0	0	0	0	0
Effect of reverse recapitalization	0	0	5,697	(5,697)	0	0	0	0
Effect of reverse recapitalization, (shares)	0	0	5,696,800	0	0	0	0	0
Repurchase and cancellation of Common Stock	(400,000)	0	(3,264)	(396,736)	0	0	0	0
Repurchase and cancellation of Common Stock, (shares)	0	0	(3,264,000)	0	0	0	0	0
Fixed dividends for series A Convertible preferred stockholders	(831,032)	0	0	0	0	0	(831,032)	0
Fixed dividends for series B Convertible preferred stockholders	(306,247)	0	0	0	0	0	(306,247)	0
Conversion of series A convertible Preferred stock into common stock	21,018,143	0	6,738	21,011,405	0	0	0	0
Conversion of series A convertible Preferred stock into common stock, (shares)	0	0	6,738,336	0	0	0	0	0
Conversion of series M convertible Preferred stock into common stock	0	(48)	47,658	(47,610)	0	0	0	0
Conversion of series M convertible Preferred stock into common stock, (shares)	0	(47,658)	47,658,000	0	0	0	0	0
Issuance of common stock on April 22, 2010 and May 18, 2010 Net of issuance costs of $221,661	1,599,139	0	749	1,598,390	0	0	0	0
Issuance of common stock on April 22.2010 and May 18, 2010 Net of issuance costs of $221,661, (shares)	0	0	748,704	0	0	0	0	0
Issuance of series A and series B Warrants, net of issuance costs of $45,584	345,126	0	0	345,126	0	0	0	0
Issuance of series C and series D Warrants, net of issuance of costs of $170,739	1,713,326	0	0	1,713,326	0	0	0	0
Issuance of warrants to placement Agent in connection with series A Private placement	349,683	0	0	349,683	0	0	0	0
Issuance of warrants to placement Agent in connection with series B Private placement	534,341	0	0	534,341	0	0	0	0
Share-based compensation	1,459,884	0	0	1,459,884	0	0	0	0
Capital contribution from stockholders	220,000	0	0	220,000	0	0	0	0
Net (loss)income	37,120,423	0	0	0	0	0	37,120,423	37,120,423
Statutory Reserve	0	0	0	0	3,075,356	0	(3,075,356)	0
Other comprehensive income – Foreign currency translation gain	2,247,636	0	0	0	0	2,247,635	0	2,247,635
Balance at Dec. 31, 2010	75,698,380	0	57,578	47,012,061	3,075,356	3,310,416	22,242,969	0
Balance, (shares) at Dec. 31, 2010	0	0	57,577,840	0	0	0	0	0
Dividends declared for common Stockholders	(3,528,000)	0	0	0	0	0	(3,528,000)	0
Fixed dividends for series B Convertible preferred stockholders	(1,205,014)	0	0	0	0	0	(1,205,014)	0
Exercise of series A warrants	4,863	0	1	4,863	0	0	0	0
Exercise of series A warrants, (shares)	0	0	1,150	0	0	0	0	0
Exercise of series B warrants	2.468	0	1	2,468	0	0	0	0
Exercise of series B warrants, (shares)	0	0	500	0	0	0	0	0
Series B conversion	250,013	0	66	249,947	0	0	0	0
Series B conversion, (shares)	0	0	66,670	0	0	0	0	0
Share-based compensation	1,928,940	0	0	1,928,939	0	0	0	0
Net (loss)income	(7,141,296)	0	0	0	0	0	(7,141,296)	(7,141,296)
Statutory Reserve	0	0	0	0	668,948	0	(668,948)	0
Other comprehensive income – Foreign currency translation gain	3,235,395	0	0	0	0	3,235,395	0	3,235,395
Balance at Dec. 31, 2011	$ 69,245,749	$ 0	$ 57,646	$ 49,198,278	$ 3,744,304	$ 6,545,811	$ (9,699,710)	$ (3,905,901)
Balance, (shares) at Dec. 31, 2011	0	0	57,646,160	0	0	0	0	0